Trade and Other Receivables and Prepayments (Details) - Schedule of detailed information about trade and other receivables and prepayments - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Schedule of detailed information about trade and other receivables and prepayments [Abstract]
Amounts due from related parties	R 2,515	R 917
Trade receivables	448,212	353,290
Expected credit loss provision	(161,683)	(101,066)
Total trade receivables	289,044	253,141
Other receivables
Deposits	6,386	7,853
Sundry debtors	9,131	8,599
Subtotal	304,561	269,593
Prepayments	19,242	49,058
Other taxes	10,083	5,519
Total trade and other receivables and prepayments	R 333,886	R 324,170